Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
Components of property and equipment
	December 31,
	2013	2012
Vehicles	$695,694	$474,153
Computers and Office Equipment	427,504	174,768
Equipment	262,104	304,942
Total	1,385,302	953,863
Less accumulated depreciation	(1,023,075)	(768,997)

Property and equipment, net	$362,227	$184,866